Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive Compensation Actually Paid (“CAP”) (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. See
“Executive Compensation”
in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Joseph Hanna $	Compensation Actually Paid to Joseph Hanna (1)(2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs (4) $	Average Compensation Actually Paid to Non-CEO NEOs (1)(2)(3)(4) $	MGRC $	S&P 500 Industrials Index $	Net Income (in millions) $	Pre-Tax Income (in millions) $

2023	4,771,898	8,501,597	1,249,999	1,755,679	171.19	165.61	174.6	151.2
2022	3,121,167	4,871,184	1,029,825	1,480,971	138.60	126.96	115.1	150.0
2021	3,261,680	4,386,308	969,855	1,277,750	110.16	157.53	89.7	121.8
2020	2,668,399	1,108,518	857,107	360,892	90.05	123.17	102.0	132.0

(1)	Deductions from, and additions to, total compensation in the “Summary Compensation Table” by year to calculate CAP include:

	2023
	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,771,898	$1,249,999

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-
Amount added for current year service cost	$-	$-
Amount added for prior service cost impacting current year	$-	$-

Total Adjustments for Pension	$-	$-

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$2,700,334	$510,338
Year-end fair value of unvested awards granted in the current year	$4,600,430	$762,488
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$969,825	$169,598
Fair values at vest date for awards granted and vested in current year	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$709,030	$89,940
Forfeitures during current year equal to prior year-end fair value	$-	$34,213
Dividends or dividend equivalents not otherwise included in total compensation	$150,748	$28,206

Total Adjustments for Equity Awards	$6,430,033	$1,016,018

Compensation Actually Paid (as calculated)	$8,501,597	$1,755,679

(2)
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that as of the end of 2023, the fair value calculations of the PSUs granted in 2021 and 2022 assumed a payout at maximum, and the PSUs granted in 2023 assumed a payout between target and maximum, in each case as compared to the grant date fair value calculations which assumed a payout at target.

(3)	Non-CEO NEOs reflect the average “Summary Compensation Table” total compensation and average CAP for the following executives by year:
2023: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina
2022: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina
2021: Pratt, Keith; Hawkins, Philip; Lieffrig, John; Craft, Melodie
2020: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

Company Selected Measure Name	Pre-TaxIncome
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average “Summary Compensation Table” total compensation and average CAP for the following executives by year:
2023: Pratt, Keith; Hawkins, Philip; Malek, Gilda; Van Trease, Kristina
2022: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina
2021: Pratt, Keith; Hawkins, Philip; Lieffrig, John; Craft, Melodie
2020: Pratt, Keith; Hawkins, Philip; Craft, Melodie; Van Trease, Kristina

PEO Total Compensation Amount	$ 4,771,898	$ 3,121,167	$ 3,261,680	$ 2,668,399
PEO Actually Paid Compensation Amount	$ 8,501,597	4,871,184	4,386,308	1,108,518
Adjustment To PEO Compensation, Footnote
(1)	Deductions from, and additions to, total compensation in the “Summary Compensation Table” by year to calculate CAP include:

	2023
	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,771,898	$1,249,999

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-
Amount added for current year service cost	$-	$-
Amount added for prior service cost impacting current year	$-	$-

Total Adjustments for Pension	$-	$-

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$2,700,334	$510,338
Year-end fair value of unvested awards granted in the current year	$4,600,430	$762,488
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$969,825	$169,598
Fair values at vest date for awards granted and vested in current year	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$709,030	$89,940
Forfeitures during current year equal to prior year-end fair value	$-	$34,213
Dividends or dividend equivalents not otherwise included in total compensation	$150,748	$28,206

Total Adjustments for Equity Awards	$6,430,033	$1,016,018

Compensation Actually Paid (as calculated)	$8,501,597	$1,755,679

Non-PEO NEO Average Total Compensation Amount	$ 1,249,999	1,029,825	969,855	857,107
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,755,679	1,480,971	1,277,750	360,892
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Deductions from, and additions to, total compensation in the “Summary Compensation Table” by year to calculate CAP include:

	2023
	Joseph Hanna	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$4,771,898	$1,249,999

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$-	$-
Amount added for current year service cost	$-	$-
Amount added for prior service cost impacting current year	$-	$-

Total Adjustments for Pension	$-	$-

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$2,700,334	$510,338
Year-end fair value of unvested awards granted in the current year	$4,600,430	$762,488
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$969,825	$169,598
Fair values at vest date for awards granted and vested in current year	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$709,030	$89,940
Forfeitures during current year equal to prior year-end fair value	$-	$34,213
Dividends or dividend equivalents not otherwise included in total compensation	$150,748	$28,206

Total Adjustments for Equity Awards	$6,430,033	$1,016,018

Compensation Actually Paid (as calculated)	$8,501,597	$1,755,679

Equity Valuation Assumption Difference, Footnote
(2)
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that as of the end of 2023, the fair value calculations of the PSUs granted in 2021 and 2022 assumed a payout at maximum, and the PSUs granted in 2023 assumed a payout between target and maximum, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with the SEC rules) to Company performance are listed in the table below. The role of each of these performance measures in our executive compensation program is discussed in
“Executive Compensation”
in this Proxy Statement.

Performance Measures

Pre-Tax Income

Adjusted EBITDA

Total Shareholder Return Amount	$ 171.19	138.6	110.16	90.05
Peer Group Total Shareholder Return Amount	165.61	126.96	157.53	123.17
Net Income (Loss)	$ 174,600,000	$ 115,100,000	$ 89,700,000	$ 102,000,000
Company Selected Measure Amount	151,200,000	150,000,000	121,800,000	132,000,000
PEO Name	Joseph Hanna
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment for grant date values in the Summary Compensation Table Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,700,334
PEO | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,430,033
PEO | Year End Fair Value Of Unvested Awards Granted In The Current Year Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,600,430
PEO | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	969,825
PEO | Fair values at vest date for awards granted and vested in current year Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	709,030
PEO | Forfeitures during current year equal to prior yearend fair value Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or dividend equivalents not otherwise included in total compensation Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,748
Non-PEO NEO | Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amount added for current year service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment for grant date values in the Summary Compensation Table Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,338
Non-PEO NEO | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,018
Non-PEO NEO | Year End Fair Value Of Unvested Awards Granted In The Current Year Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	762,488
Non-PEO NEO | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,598
Non-PEO NEO | Fair values at vest date for awards granted and vested in current year Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,940
Non-PEO NEO | Forfeitures during current year equal to prior yearend fair value Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,213
Non-PEO NEO | Dividends or dividend equivalents not otherwise included in total compensation Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,206